Derivative Instruments - Asset and Liability Management Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Value	$ 1,400,000
Asset and liability management positions
Derivative [Line Items]
Notional Value	90,935	$ 105,692
Fair Value, Assets	180	275
Fair Value, Liabilities	222	221
Asset and liability management positions | Swaps | Visa Class B Shares
Derivative [Line Items]
Fair Value, Liabilities	99	78
Derivative liability notional value	995	1,000
Asset and liability management positions | Other
Derivative [Line Items]
Notional Value	1,085	1,084
Fair Value, Assets	6	7
Fair Value, Liabilities	99	78
Asset and liability management positions | Other economic hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	5,318	9,977
Fair Value, Assets	14	45
Fair Value, Liabilities	30	23
Asset and liability management positions | Other economic hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	2,479	2,371
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Buy/ Purchased
Derivative [Line Items]
Notional Value	3,235	5,436
Fair Value, Assets	10	8
Fair Value, Liabilities	1	30
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Sell/ Written
Derivative [Line Items]
Notional Value	3,583	2,711
Fair Value, Assets	1	10
Fair Value, Liabilities	10	1
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	8,930	7,810
Fair Value, Assets	131	186
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	2,553	1,991
Fair Value, Assets	13	8
Fair Value, Liabilities	58	47
Asset and liability management positions | Other economic hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	940	702
Fair Value, Assets	3	4
Fair Value, Liabilities	3	4
Asset and liability management positions | Other economic hedges | Equity contracts
Derivative [Line Items]
Notional Value	334	293
Fair Value, Assets	2	0
Fair Value, Liabilities	1	9
Asset and liability management positions | Other economic hedges | Credit contracts
Derivative [Line Items]
Notional Value	2,265	3,558
Fair Value, Assets	0	0
Fair Value, Liabilities	18	29
Asset and liability management positions | Fair value hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	7,950	10,600
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Fair value hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	25,154	29,739
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	25,350	28,550
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	1,000	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Net investment hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	759	870
Fair Value, Assets	0	7
Fair Value, Liabilities	$ 2	$ 0